Short-Term Borrowings (Tables)	6 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of short-term borrowings
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,980,000	$1,574,306	9/23/2021	9/22/2022	4.60%
Agricultural Bank		9,980,000	1,574,306	9/30/2021	9/27/2022	4.60%
Agricultural Bank		5,000,000	788,731	10/8/2021	10/1/2022	4.60%
Agricultural Bank		9,990,000	1,575,884	10/26/2021	10/25/2022	4.35%
Agricultural Bank		9,990,000	1,575,884	11/23/2021	11/22/2022	4.35%
Agricultural Bank		5,000,000	788,731	11/5/2021	11/4/2022	4.35%
Agricultural Bank		7,000,0000	1,104,223	11/12/2021	11/11/2022	4.35%
Agricultural Bank		5,700,000	899,153	12/23/2021	12/22/2022	4.30%
Agricultural Bank		9,500,000	1,498,588	11/30/2021	11/29/2022	4.35%
Agricultural Bank		9,990,000	1,575,884	12/29/2021	12/10/2022	4.35%
Agricultural Bank		5,000,000	788,731	1/5/2022	1/4/2023	4.35%
Agricultural Bank		8,400,000	1,325,067	3/4/2022	3/2/2023	4.35%
Hua Xia Bank		500,000	78,873	1/21/2022	1/15/2023	4.65%
Bank of China		7,540,000	1,189,406	12/9/2021	6/8/2022	5.22%
Bank of China		7,730,000	1,219,378	12/14/2021	6/13/2022	5.22%
Total	RMB	111,300,000	$17,557,144

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
CITIC Bank		4,500,000	698,388	10/10/2020	10/9/2021	5.00%
CITIC Bank		6,500,000	1,008,783	10/15/2020	10/14/2021	5.00%
CITIC Bank		4,000,000	620,790	10/15/2020	10/26/2021	5.00%
Agricultural Bank of China		9,990,000	1,550,424	10/28/2020	10/27/2021	4.75%
Agricultural Bank of China		5,000,000	775,988	11/4/2020	11/3/2021	4.75%
Agricultural Bank of China		7,000,000	1,086,382	11/18/2020	11/17/2021	4.75%
Agricultural Bank of China		9,990,000	1,550,424	11/30/2020	11/29/2021	4.75%
Agricultural Bank of China		9,500,000	1,474,376	12/21/2020	12/3/2021	4.75%
Bank of China		7,540,000	1,170,190	12/31/2020	12/27/2021
Agricultural Bank of China		5,700,000	884,626	1/7/2021	1/6/2022	4.75%
Agricultural Bank of China		9,990,000	1,550,424	1/15/2021	1/14/2022	4.75%
Bank of China		7,730,000	1,199,677	1/11/2021	1/5/2022
Agricultural Bank of China		4,000,000	620,790	2/3/2021	2/1/2022	5.15%
Agricultural Bank of China		4,990,000	774,436	3/4/2021	3/2/2022	5.15%
Agricultural Bank of China		9,990,000	1,550,424	3/12/2021	3/10/2022	4.75%
Agricultural Bank of China		5,000,000	775,988	3/17/2021	1/15/2022	4.75%
Agricultural Bank of China		3,410,000	529,224	3/17/2021	3/14/2022	4.75%
Zheshang Bank		11,400,000	1,769,252	4/15/2021	4/13/2022
Zheshang Bank		7,000,000	1,086,383	5/10/2021	11/10/2021	5.20%
Zheshang Bank		5,000,000	775,988	5/18/2021	11/18/2021	5.20%
Zheshang Bank		5,500,000	853,587	5/20/2021	11/20/2021	5.20%
Agricultural Bank of China		5,000,000	775,988	5/27/2021	11/27/2021	5.20%
Agricultural Bank of China		4,500,000	698,389	6/9/2021	6/2/2022	4.75%
Agricultural Bank of China		9,990,000	1,550,424	6/18/2021	6/17/2022	4.75%
Agricultural Bank of China		4,600,000	713,909	7/22/2021	7/19/2022	4.75%
Agricultural Bank of China		9,900,000	1,536,456	7/28/2021	7/27/2022	4.75%
Agricultural Bank of China		510,000	79,151	7/28/2021	7/21/2022	4.75%
Zheshang Bank		9,900,000	1,536,456	9/15/2021	9/14/2022	4.60%
Agricultural Bank of China		7,500,000	1,163,982	9/7/2021	3/7/2022	5.20%
Agricultural Bank of China		9,980,000	1,548,872	9/23/2021	9/22/2022	4.60%
Agricultural Bank of China		9,980,000	1,548,872	9/30/2021	9/27/2022	4.60%
Total	RMB	215,519,000	$33,459,043

Schedule of short-term bank borrowings pledged by assets
	March 31, 2022	September 30, 2021
Buildings, net	$3,248,763	$2,995,522
Total	$3,248,763	$2,995,522